PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 258,291	$ 249,002	$ 252,392
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	79,344	82,670	87,020
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97,243	96,762	97,477
Plant and equipment | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,187	6,424	6,473
Plant and equipment | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(24,086)	(20,516)	(16,930)
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	178,947	166,332	165,372
Mineral properties | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 0	$ 0